Events after the reporting period	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Events after the reporting period

10.	Events after the reporting period

On October 20, 2026, Benjamin Kuzmich resigned as Vice President of Exploration and continues to provide services to the Company as Lead Technical Advisor, and Jordan Quinn was appointed Vice President of Exploration.

On October 25, 2026, 48,485 finders’ warrants exercisable at $1.19 expired unexercised.

On October 27, 2026, the Company announced a non-brokered private placement to raise up to $1,000,000 through the issuance of up to 5,000,000 units of the Company at a price of $0.20 per unit.

On November 9, 2026, the Company increased the private placement to up to $1,750,000 through the issuance of up to 8,750,000 units.